As filed with the Securities and Exchange Commission on September 29, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: July 31

Date of reporting period: August 1, 2022 – July 31, 2023

ITEM 1. REPORT TO STOCKHOLDERS.

ABR Funds
ABR 50/50 Volatility Fund
ABR 75/25 Volatility Fund
Annual Report
For the Fiscal Year Ended
July 31, 2023
ABR Dynamic Blend Equity & Volatility Fund

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
July 31, 2023

Dear Shareholder,
ABR Dynamic Funds, LLC, as adviser, is pleased to review the performance of the ABR Dynamic Blend Equity & Volatility Fund
(“ABRVX” or the “Fund”) from August 1, 2022 through July 31, 2023. During this period, the Institutional Shares of the Fund returned
+0.29%.
The investment objective of the Fund is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a benchmark index that measures the investment returns of a dynamic ratio of large-capitalization stocks and the volatility of large-capitalization stocks. The underlying index is the ABR Dynamic Blend Equity & Volatility Index Powered by Wilshire
(“ABRVXX Index” or the “Index”).
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowing for investment purposes)
in securities and instruments, including derivatives, that provide exposure to the constituents of the Index. For purposes of this policy, the notional value of the Fund’s investments in derivative instruments that provide exposure to the constituents of the Index may be counted toward satisfaction of the 80% policy. The Fund uses equities (via instruments that track the S&P 500® Total Return Index), equity volatility (via instruments that track the S&P 500® VIX Short-Term Futures Total Return Index – “SPVXSTR” Index), and cash
(via cash instruments).
The Fund employs a model-driven approach to determine an allocation among equities, equity volatility, and cash. The approach is designed to approximately match the allocations of the ABRVXX Index. The strategy’s exposure to volatility tends to increase in periods of relatively high volatility and decrease in periods of relatively low volatility. Although not guaranteed, these tendencies are designed to capture favorable volatility movements in turbulent markets while preserving positive performance during extended rising markets.
If successful in this design, the strategy may serve as a useful source of diversification to equity markets over multiple market cycles.
During the past fiscal year, ABRVX returned +0.29%. The return to a more normal volatility environment, which began in the second half of 2022, has continued so far in 2023. Despite some bank failures and U.S. debt ceiling negotiations, the past fiscal year brought a
13.02% gain in the S&P 500 Index, accompanied by a substantial 68.07% drop in volatility (VIX futures as measured by the SPVIXSTR
Index). The ABR Dynamic Blend Equity and Volatility Fund’s primarily volatility trend-following model benefited from the more normal environment and mitigated much of the decay in volatility to post a gain for the fiscal year.
For more information on ABR Dynamic Funds, LLC and the ABR Dynamic Blend Equity & Volatility Fund, please visit our website:
www.abrfunds.com.
The return on and value of an investment in the mutual fund will fluctuate in response to market movements. Investments are subject to market risks, such as rapid increase or decrease in an investment value or liquidity, fluctuations in price due to economic conditions and other factors beyond the control of the Adviser. As with any mutual fund, there are risks involved with investing in the Fund, including the possible loss of principal. Other risks specific to the Fund are detailed in the prospectus. The Fund may invest in derivative instruments, and a small investment could have a large potential impact on the performance of the Fund. Futures contracts have risks associated with index correlation, liquidity, default and margin. The Fund is not actively managed; passive management will not otherwise take defensive positions in declining markets unless such positions are reflected in the Index.

ABR 50/50 VOLATILITY FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
July 31, 2023

Dear Shareholder,
ABR Dynamic Funds, LLC, as adviser, is pleased to review the performance of the ABR 50/50 Volatility Fund (“ABRSX” or the
“Fund”) from August 1, 2022 through July 31, 2023. During this period, the Institutional Shares of the Fund returned +29.10%.
The investment objective of the Fund is to seek long-term capital appreciation. In managing the Fund, ABR uses approximately 50% of each of its long volatility and short volatility proprietary strategies. However, the Fund is not designed to achieve balanced risk among its long and short volatility exposures. Rather, the potential for long volatility exposure inherent in the 50/50 strategy is intended to help mitigate the risks associated with the Fund’s short volatility exposure, which may be significant at times.
The long volatility strategy is model-based. Depending on the level of volatility in the market environment, the long volatility model determines a long allocation to S&P 500 Index futures and exchange-traded products (ETPs) and a long allocation to VIX Index futures and ETPs. In low to medium volatility environments, as measured by the model, the strategy typically targets a lower exposure to VIX
Index futures and ETPs and a higher exposure to S&P 500 Index futures and ETPs. In medium to high volatility environments, as measured by the model, the strategy typically targets a higher exposure to VIX Index futures and ETPs and a lower exposure to S&P 500
Index futures and ETPs (as compared to the exposures in a low to medium volatility environment).
The short volatility strategy is model-based. Depending on the level of volatility in the market environment, the short volatility model determines a short allocation to VIX Index futures and ETPs, and long allocations to U.S. Treasuries and cash. In low volatility environments, as measured by the model, the strategy typically targets a lower short exposure to VIX Index futures and ETPs. In a medium volatility environment, the strategy typically targets a higher short exposure to VIX Index futures and ETPs. In high volatility environments, the strategy may target as little as zero short exposure to VIX Index futures and ETPs.
During the past fiscal year, ABRSX returned +29.10%. The return to a more normal volatility environment, which began in the second half of 2022, has continued so far in 2023. Despite some bank failures and U.S. debt ceiling negotiations, the past fiscal year brought a
13.02% gain in the S&P 500 Index, accompanied by a substantial 68.07% drop in volatility (VIX futures as measured by the SPVIXSTR
Index). The ABR 50/50 Volatility Fund utilized increased short exposures to volatility instruments at times and benefitted from the drop in volatility during the fiscal year.
For more information on ABR Dynamic Funds, LLC and the ABR 50/50 Volatility Fund, please visit our website: www.abrfunds.com.
The return on and value of an investment in the mutual fund will fluctuate in response to market movements. Investments are subject to market risks, such as rapid increase or decrease in an investment value or liquidity, fluctuations in price due to economic conditions and other factors beyond the control of the Adviser. As with any mutual fund, there are risks involved with investing in the Fund, including the possible loss of principal. Other risks specific to the Fund are detailed in the prospectus. The Fund may also invest in derivative instruments, and a small investment could have a large potential impact on the performance of the Fund. Futures contracts have risks associated with index correlation, liquidity, default and margin. The Fund may take temporary defensive positions under extraordinary market, political, or macroeconomic conditions.
Prior to December 1, 2020, the ABR 50/50 Volatility Fund was the ABR Dynamic Short Volatility Fund.

ABR 75/25 VOLATLITY FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
July 31, 2023

Dear Shareholder,
ABR Dynamic Funds, LLC, as adviser, is pleased to review the performance of the ABR 75/25 Volatility Fund (“VOLSX” or the
“Fund”) from August 1, 2022 through July 31, 2023. During this period, the Institutional Shares of the Fund returned +14.92%.
The investment object of the Fund is to seek long-term capital appreciation.
In managing the Fund, ABR uses approximately 75% of its proprietary long volatility strategy and 25% of its proprietary short volatility strategy. This blend of strategies is designed to seek to generate favorable long-term risk-adjusted returns.
The long volatility strategy is model-based. Depending on the level of volatility in the market environment, the long volatility model determines a long allocation to S&P 500 Index futures and exchange-traded products (ETPs) and a long allocation to VIX Index futures and ETPs. In low to medium volatility environments, as measured by the model, the strategy typically targets a lower exposure to VIX
Index futures and ETPs and a higher exposure to S&P 500 Index futures and ETPs. In medium to high volatility environments, as measured by the model, the strategy typically targets a higher exposure to VIX Index futures and ETPs and a lower exposure to S&P 500
Index futures and ETPs (as compared to the exposures in a low to medium volatility environment).
The short volatility strategy is model-based. Depending on the level of volatility in the market environment, the short volatility model determines a short allocation to VIX Index futures and ETPs, and long allocations to U.S. Treasuries and cash. In low volatility environments, as measured by the model, the strategy typically targets a lower short exposure to VIX Index futures and ETPs. In a medium volatility environment, the strategy typically targets a higher short exposure to VIX Index futures and ETPs. In high volatility environments, the strategy may target as little as zero short exposure to VIX Index futures and ETPs.
During the past fiscal year, VOLSX returned +14.92%. The return to a more normal volatility environment, which began in the second half of 2022, has continued so far in 2023. Despite some bank failures and U.S. debt ceiling negotiations, the past fiscal year brought a
13.02% gain in the S&P 500 Index, accompanied by a substantial 68.07% drop in volatility (VIX futures as measured by the SPVIXSTR
Index). The ABR 75/25 Volatility Fund benefitted from short exposures to volatility instruments and long exposures to equity instruments at various times during the fiscal year.
For more information on ABR Dynamic Funds, LLC and the ABR 75/25 Volatility Fund, please visit our website: www.abrfunds.com.
The return on and value of an investment in the mutual fund will fluctuate in response to market movements. Investments are subject to market risks, such as rapid increase or decrease in an investment value or liquidity, fluctuations in price due to economic conditions and other factors beyond the control of the Adviser. As with any mutual fund, there are risks involved with investing in the Fund, including the possible loss of principal. Other risks specific to the Fund are detailed in the prospectus. The Fund is non-diversified, and fluctuations in individual holdings will have a greater impact on the Fund’s performance. The Fund may also invest in derivative instruments, and a small investment could have a large potential impact on the performance of the Fund. Futures contracts have risks associated with index correlation, liquidity, default and margin. The Fund may take temporary defensive positions under extraordinary market, political, or macroeconomic conditions.

ABR Dynamic Blend Equity & Volatility Fund
PERFORMANCE CHART AND ANALYSIS (Unaudited)
July 31, 2023

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in the ABR Dynamic Blend Equity & Volatility Fund (the”Fund”) compared with the performance of the benchmark, S&P 500 Index (the "S&P 500"), since inception. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $100,000 Investment
ABR Dynamic Blend Equity & Volatility Fund - Institutional Shares vs. S&P 500 Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance and current Fund prices, please call (855) 422-4518.
As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Institutional Shares and Investor Shares are 2.05%
and 2.40%, respectively. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 2.00% for Institutional Shares and 2.25% for Investor Shares,
through at least November 30, 2024 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the
Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After
Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended July 31, 2023 One Year Five Years Since Inception
(1)
ABR Dynamic Blend Equity & Volatility Fund - Institutional Shares 0.29% 7.13% 5.89%
ABR Dynamic Blend Equity & Volatility Fund - Investor Shares 0.00% 6.84% 5.56%
S&P 500® Index 13.02% 12.20% 12.37%
(1)
Institutional Shares commenced operations on August 3, 2015 and Investor Shares commenced operations on August 14, 2015. The return shown for the S&P 500
Index is as of August 3, 2015.

ABR 50/50 Volatility Fund
PERFORMANCE CHART AND ANALYSIS (Unaudited)
July 31, 2023

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in the ABR 50/50 Volatility Fund (the”Fund”) compared with the performance of the benchmark, FTSE
3-Month U.S. T-Bill Index, since inception. The FTSE 3-Month U.S. T-Bill Index measures return equivalents of yield averages that are not marked to market and consists of the last three three-month Treasury Bill month-end rates. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $100,000 Investment
ABR 50/50 Volatility Fund - Institutional Shares vs. FTSE 3-Month U.S. T-Bill Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance and current Fund prices, please call (855) 422-4518.
As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Institutional Shares and Investor Shares are 2.90%
and 4.41%, respectively. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 2.50% for Institutional Shares and 2.75% for Investor Shares,
through at least November 30, 2024 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the
Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After
Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended July 31, 2023 One Year Five Years Since Inception
(1)
ABR 50/50 Volatility Fund - Institutional Shares 29.10% 10.35% 4.45%
ABR 50/50 Volatility Fund - Investor Shares 28.65% 10.06% 4.19%
FTSE 3-Month U.S. T-Bill Index 4.11% 1.62% 1.60%
(1)
Institutional Shares commenced operations on October 2, 2017 and Investor Shares commenced operations on October 11, 2017. The return shown for the FTSE
3-Month U.S. T-Bill Index is as of October 2, 2017.

ABR 75/25 VOLATILITY FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
July 31, 2023

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in the ABR 75/25 Volatility Fund (the”Fund”) compared with the performance of the benchmark, FTSE
3-Month U.S. T-Bill Index, since inception. The FTSE 3-Month U.S. T-Bill Index measures return equivalents of yield averages that are not marked to market and consists of the last three three-month Treasury Bill month-end rates. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $100,000 Investment
ABR 75/25 Volatility Fund - Institutional Shares vs. FTSE 3-Month U.S. T-Bill Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance and current Fund prices, please call (855) 422-4518.
As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Institutional Shares and Investor Shares are 2.74%
and 3.18%, respectively. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 1.75% for Institutional Shares and 2.00% for Investor Shares,
through at least November 30, 2024 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the
Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After
Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended July 31, 2023 One Year Since Inception
(1)
ABR 75/25 Volatility Fund - Institutional Shares 14.92% 3.63%
ABR 75/25 Volatility Fund - Investor Shares 14.66% 3.33%
FTSE 3-Month U.S. T-Bill Index 4.11% 1.48%
(1)
Institutional Shares commenced operations on August 3, 2020 and Investor Shares commenced operations on August 5, 2020. The return shown for the FTSE 3-Month
U.S. T-Bill Index is as of August 3, 2020.

ABR Dynamic Blend Equity & Volatility Fund
SCHEDULE OF INVESTMENTS
July 31, 2023

See Notes to Financial Statements.
At July 31, 2023, the Fund held the following exchange-traded futures contracts.
The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to
Financial Statements.
The Level 1 value displayed in this table includes futures.
Value
Investments, at value - 0.0% (Cost $0) $ 0
Other Assets & Liabilities, Net - 100.0% 114,350,203
Net Assets - 100.0% $ 114,350,203
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(Depreciation)
41 CBOE VIX Future 08/16/23 $ 646,078 $ 609,399 $ (36,679)
31 CBOE VIX Future 09/20/23 517,798 506,518 (11,280)
487 S&P 500 E-mini Future 09/15/23 108,007,181 112,363,075 4,355,894
$ 109,171,057 $ 113,478,992 $ 4,307,935
Valuation Inputs Other Financial Instruments*
Level 1 - Quoted Prices $ 4,307,935
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 4,307,935
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation)
at year end.
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Other Assets & Liabilities, Net 100.0%
100.0%

ABR 50/50 Volatility Fund
SCHEDULE OF INVESTMENTS
July 31, 2023

See Notes to Financial Statements.
At July 31, 2023, the Fund held the following exchange-traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to
Financial Statements.
The Level 1 value displayed in this table includes futures. The Level 2 value displayed in this table is U.S. Treasury Securities
Principal Security Description Rate Maturity Value
U.S. Government & Agency Obligations - 41.9%
U.S. Treasury Securities - 41.9%
4,494,000 U.S. Treasury Bond 4.00%  11/15/42 $ 4,378,139
4,537,000 U.S. Treasury Bond 3.88  02/15/43 4,335,671
4,581,000 U.S. Treasury Bond 3.88  05/15/43 4,379,865
4,383,000 U.S. Treasury Bond 4.00  11/15/52 4,380,260
4,651,000 U.S. Treasury Bond 3.63  02/15/53 4,339,238
4,690,000 U.S. Treasury Bond 3.63  05/15/53 4,382,219
26,195,392
Total U.S. Government & Agency Obligations (Cost $26,877,762) 26,195,392
Investments, at value - 41.9% (Cost $26,877,762) $ 26,195,392
Other Assets & Liabilities, Net - 58.1% 36,370,491
Net Assets - 100.0% $ 62,565,883
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(259) CBOE VIX Future 08/16/23 $ (4,179,626) $ (3,849,621) $ 330,005
(193) CBOE VIX Future 09/20/23 (3,245,354) (3,153,485) 91,869
126 S&P 500 E-mini Future 09/15/23 28,091,787 29,071,350 979,563
$ 20,666,807 $ 22,068,244 $ 1,401,437
Valuation Inputs
Investments in
Securities Other Financial Instruments*
Level 1 - Quoted Prices $ – $ 1,401,437
Level 2 - Other Significant Observable Inputs 26,195,392 –
Level 3 - Significant Unobservable Inputs – –
Total $ 26,195,392 $ 1,401,437
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation)
at year end.
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
U.S. Government & Agency Obligations 41.9%
Other Assets & Liabilities, Net 58.1%
100.0%

ABR 75/25 Volatility Fund
SCHEDULE OF INVESTMENTS
July 31, 2023

See Notes to Financial Statements.
At July 31, 2023, the Fund held the following exchange-traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to
Financial Statements.
The Level 1 value displayed in this table includes futures. The Level 2 value displayed in this table is U.S. Treasury Securities.
Principal Security Description Rate Maturity Value
U.S. Government & Agency Obligations - 20.8%
U.S. Treasury Securities - 20.8%
9,670,000 U.S. Treasury Bond 4.00%  11/15/42 $ 9,420,695
9,762,000 U.S. Treasury Bond 3.88  02/15/43 9,328,811
9,856,000 U.S. Treasury Bond 3.88  05/15/43 9,423,260
9,429,000 U.S. Treasury Bond 4.00  11/15/52 9,423,107
10,007,000 U.S. Treasury Bond 3.63  02/15/53 9,336,218
10,090,000 U.S. Treasury Bond 3.63  05/15/53 9,427,844
56,359,935
Total U.S. Government & Agency Obligations (Cost $57,480,538) 56,359,935
Investments, at value - 20.8% (Cost $57,480,538) $ 56,359,935
Other Assets & Liabilities, Net - 79.2% 214,986,098
Net Assets - 100.0% $ 271,346,033
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(552) CBOE VIX Future 08/16/23 $ (8,717,383) $ (8,204,597) $ 512,786
(413) CBOE VIX Future 09/20/23 (6,921,092) (6,748,131) 172,961
853 S&P 500 E-mini Future 09/15/23 189,613,344 196,808,425 7,195,081
$ 173,974,869 $ 181,855,697 $ 7,880,828
Valuation Inputs
Investments in
Securities Other Financial Instruments*
Level 1 - Quoted Prices $ – $ 7,880,828
Level 2 - Other Significant Observable Inputs 56,359,935 –
Level 3 - Significant Unobservable Inputs – –
Total $ 56,359,935 $ 7,880,828
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation)
at year end.
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
U.S. Government & Agency Obligations 20.8%
Other Assets & Liabilities, Net 79.2%
100.0%

ABR Funds
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2023

See Notes to Financial Statements.
* $12,455,991, $7,101,176, and $29,579,796 was held at StoneX Financial, Inc. and $17,973,658, $10,405,563 and $34,052,097 was held at Marex Capital Markets, Inc.
for the ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund, respectively.
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
ABR 75/25
Volatility Fund
ASSETS
Investments, at value (Cost $0, $26,877,762 and
$57,480,538, respectively) $ – $ 26,195,392 $ 56,359,935
Cash 83,950,974 17,574,865 143,063,846
Deposits with broker* 30,429,649 17,506,739 63,631,893
Receivables:
Fund shares sold 162,164 67,329 1,291,858
Investment securities sold – 1,450,905 6,857,454
Interest – 307,806 662,259
Prepaid expenses 34,949 21,302 38,972
Total Assets
114,577,736 63,124,338 271,906,217
LIABILITIES
Payables:
Fund shares redeemed 38,055 393,666 123,828
Accrued Liabilities:
Investment adviser fees 121,301 112,231 340,744
Fund services fees 13,566 9,282 21,217
Other expenses 54,611 43,276 74,395
Total Liabilities
227,533 558,455 560,184
NET ASSETS
$ 114,350,203 $ 62,565,883 $ 271,346,033
COMPONENTS OF NET ASSETS
Paid-in capital $ 162,556,600 $ 78,533,199 $ 348,082,237
Accumulated loss (48,206,397) (15,967,316) (76,736,204)
NET ASSETS
$ 114,350,203 $ 62,565,883 $ 271,346,033
SHARES OF BENEFICIAL INTEREST AT NO PAR
VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 9,757,049 8,123,629 27,201,062
Investor Shares 1,109,183 933,684 1,942,042
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE
Institutional Shares (based on net assets of
$102,999,922, $56,231,622 and $253,417,871,
respectively) $ 10.56 $ 6.92 $ 9.32
Investor Shares (based on net assets of $11,350,281,
$6,334,261 and $17,928,162, respectively) $ 10.23 $ 6.78 $ 9.23

ABR Funds
STATEMENTS OF OPERATIONS
YEAR ENDED JULY 31, 2023

See Notes to Financial Statements.
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
ABR 75/25
Volatility Fund
INVESTMENT INCOME
Interest income $ 2,060,897 $ 798,185 $ 4,455,490
Total Investment Income
2,060,897 798,185 4,455,490
EXPENSES
Investment adviser fees 2,367,260 1,394,691 6,812,747
Fund services fees 150,497 82,680 260,883
Transfer agent fees:
Institutional Shares 34,377 22,780 60,506
Investor Shares 22,780 22,780 22,780
Distribution fees:
Investor Shares 34,095 11,841 43,545
Custodian fees 9,889 4,881 18,653
Registration fees:
Institutional Shares 17,421 17,675 24,211
Investor Shares 17,327 16,607 19,187
Professional fees 199,541 34,300 50,491
Trustees' fees and expenses 14,001 8,835 22,732
Brokerage fees 28,863 19,488 8,945
Other expenses 208,291 101,408 322,822
Total Expenses 3,104,342 1,737,966 7,667,502
Fees waived
(364,816) (331,433) (2,855,032)
Net Expenses
2,739,526 1,406,533 4,812,470
NET INVESTMENT LOSS
(678,629) (608,348) (356,980)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
– (492,826) (1,711,576)
Futures
7,977,301 20,551,180 57,012,821
Net realized gain
7,977,301 20,058,354 55,301,245
Net change in unrealized appreciation (depreciation) on:
Investments
– (682,370) (1,120,603)
Futures
(10,755,514) (4,535,622) (21,783,961)
Net change in unrealized appreciation (depreciation)
(10,755,514) (5,217,992) (22,904,564)
NET REALIZED AND UNREALIZED GAIN (LOSS)
(2,778,213) 14,840,362 32,396,681
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS
$ (3,456,842) $ 14,232,014 $ 32,039,701

ABR Funds
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
For the Years
Ended July 31,
For the Years
Ended July 31,
2023 2022 2023 2022
OPERATIONS
Net investment loss $ (678,629) $ (4,749,060) $ (608,348) $ (1,812,486)
Net realized gain (loss) 7,977,301 (45,714,468) 20,058,354 (24,134,297)
Net change in unrealized appreciation (depreciation) (10,755,514) 7,454,516 (5,217,992) 3,191,528
Increase (Decrease) in Net Assets Resulting from Operations
(3,456,842) (43,009,012) 14,232,014 (22,755,255)
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares – (17,765,425) – (33,371,545)
Investor Shares – (3,388,727) – (1,207,076)
Total Distributions Paid
– (21,154,152) – (34,578,621)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 33,695,265 133,579,705 22,899,309 70,719,381
Investor Shares 994,667 27,696,164 2,809,076 5,958,909
Reinvestment of distributions:
Institutional Shares – 16,585,244 – 30,001,157
Investor Shares – 3,187,329 – 1,179,028
Redemption of shares:
Institutional Shares
(88,073,596) (133,171,929) (34,633,279) (73,174,661)
Investor Shares
(12,941,234) (39,093,796) (2,341,096) (3,180,734)
Increase (Decrease) in Net Assets from Capital Share Transactions
(66,324,898) 8,782,717 (11,265,990) 31,503,080
Increase (Decrease) in Net Assets
(69,781,740) (55,380,447) 2,966,024 (25,830,796)
NET ASSETS
Beginning of Year
184,131,943 239,512,390 59,599,859 85,430,655
End of Year
$ 114,350,203 $ 184,131,943 $ 62,565,883 $ 59,599,859
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 3,405,271 10,913,605 4,135,213 8,944,222
Investor Shares 104,309 2,210,885 468,994 840,471
Reinvestment of distributions:
Institutional Shares – 1,286,675 – 3,989,516
Investor Shares – 253,970 – 159,113
Redemption of shares:
Institutional Shares
(8,888,544) (11,719,391) (6,271,156) (10,411,367)
Investor Shares
(1,305,738) (3,297,653) (412,846) (399,756)
Increase (Decrease) in Shares
(6,684,702) (351,909) (2,079,795) 3,122,199

ABR Funds
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
ABR 75/25
Volatility Fund
For the Years
Ended July 31,
2023 2022
$ (356,980) $ (5,923,034)
55,301,245 (101,809,234)
(22,904,564) 18,661,091
32,039,701 (89,071,177)
– (63,854,266)
– (6,173,120)
– (70,027,386)
75,444,546 243,321,377
5,214,226 35,215,017
– 57,514,074
– 6,117,863
(159,012,001) (161,780,379)
(9,390,047) (31,912,102)
(87,743,276) 148,475,850
(55,703,575) (10,622,713)
327,049,608 337,672,321
$ 271,346,033 $ 327,049,608
9,235,283 23,551,457
641,749 3,302,812
– 5,477,531
– 585,441
(19,928,312) (17,818,446)
(1,158,293) (3,395,096)
(11,209,573) 11,703,699

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended July 31,
2023 2022 2021 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 10.53 $ 13.43 $ 15.37 $ 10.20 $ 10.63
INVESTMENT OPERATIONS
Net investment loss (a) (0.05) (0.23) (0.26) (0.16) (0.13)
Net realized and unrealized gain (loss)
0.08(b) (1.57) 1.33 5.41 0.08
Total from Investment Operations
0.03 (1.80) 1.07 5.25 (0.05)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (1.10) (3.01) (0.08) (0.38)
Total Distributions to Shareholders
– (1.10) (3.01) (0.08) (0.38)
NET ASSET VALUE, End of Year
$ 10.56 $ 10.53 $ 13.43 $ 15.37 $ 10.20
TOTAL RETURN
0.29% (14.93)% 9.20% 51.91% (0.31)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 103,000 $ 160,485 $ 198,285 $ 195,398 $ 37,331
Ratios to Average Net Assets:
Net investment loss (0.47)% (1.86)% (1.93)% (1.28)% (1.31)%
Net expenses 2.00% 2.00% 2.00% 2.00% 2.00%
Brokerage fees 0.02% 0.02% 0.02% 0.01% 0.02%
Net expenses without brokerage fees 1.98% 1.98% 1.98% 1.99% 1.98%
Gross expenses (c) 2.24% 2.05% 2.03% 2.20% 2.41%
PORTFOLIO TURNOVER RATE 0% 0% 0% 0% 0%
(a) Calculated based on average shares outstanding during each year.
(b) Per share amount does not accord with the amount reported in the Statement of Operations for the year ended July 31, 2023 due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended July 31,
2023 2022 2021 2020 2019
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 10.23 $ 13.12 $ 15.11 $ 10.05 $ 10.51
INVESTMENT OPERATIONS
Net investment loss (a) (0.07) (0.26) (0.29) (0.20) (0.16)
Net realized and unrealized gain (loss)
0.07(b) (1.53) 1.31 5.34 0.08
Total from Investment Operations
0.00 (1.79) 1.02 5.14 (0.08)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (1.10) (3.01) (0.08) (0.38)
Total Distributions to Shareholders
– (1.10) (3.01) (0.08) (0.38)
NET ASSET VALUE, End of Year
$ 10.23 $ 10.23 $ 13.12 $ 15.11 $ 10.05
TOTAL RETURN
0.00% (15.22)% 8.99% 51.59% (0.61)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 11,350 $ 23,646 $ 41,227 $ 40,932 $ 3,158
Ratios to Average Net Assets:
Net investment loss (0.74)% (2.14)% (2.18)% (1.53)% (1.58)%
Net expenses 2.25% 2.25% 2.25% 2.25% 2.25%
Brokerage fees 0.02% 0.02% 0.02% 0.01% 0.02%
Net expenses without brokerage fees 2.23% 2.23% 2.23% 2.24% 2.23%
Gross expenses (c) 2.80% 2.40% 2.44% 2.76% 3.81%
PORTFOLIO TURNOVER RATE 0% 0% 0% 0% 0%
(a) Calculated based on average shares outstanding during each year.
(b) Per share amount does not accord with the amount reported in the Statement of Operations for the year ended July 31, 2023 due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

ABR 50/50 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended July 31,
2023 2022 2021 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 5.36 $ 10.66 $ 7.08 $ 7.68 $ 7.80
INVESTMENT OPERATIONS
Net investment loss (a) (0.06) (0.17) (0.19) (0.15) (0.05)
Net realized and unrealized gain (loss)
1.62 (1.34) 3.77 0.40 0.57
Total from Investment Operations
1.56 (1.51) 3.58 0.25 0.52
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (3.79) (0.00)(b) (0.85) (0.64)
Total Distributions to Shareholders
– (3.79) (0.00) (0.85) (0.64)
NET ASSET VALUE, End of Year
$ 6.92 $ 5.36 $ 10.66 $ 7.08 $ 7.68
TOTAL RETURN
29.10% (24.38)%(c) 50.57% 1.71% 9.46%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 56,232 $ 54,979 $ 82,498 $ 45,863 $ 2,824
Ratios to Average Net Assets:
Net investment loss (1.07)% (2.15)% (2.19)% (2.11)% (0.74)%
Net expenses 2.50% 2.50% 2.50% 2.50% 2.50%
Brokerage fees 0.03% 0.02% 0.02% 0.05% 0.14%
Net expenses without brokerage fees 2.47% 2.48% 2.48% 2.45% 2.36%
Gross expenses (d) 3.02% 2.90% 2.91% 3.70% 6.66%
PORTFOLIO TURNOVER RATE (e) 1,180% 2,774% 1,782% 875% 963%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Total return includes the impact of the net gain from reimbursement by affiliate. Absent this reimbursement, total return would have been (24.52)%.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements.
(e) Short term cash instruments and derivative instruments such as futures contracts are excluded from the portfolio turnover rate calculation.

ABR 50/50 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended July 31,
2023 2022 2021 2020 2019
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 5.27 $ 10.56 $ 7.03 $ 7.64 $ 7.79
INVESTMENT OPERATIONS
Net investment loss (a) (0.07) (0.17) (0.21) (0.17) (0.07)
Net realized and unrealized gain (loss)
1.58 (1.33) 3.74 0.41 0.56
Total from Investment Operations
1.51 (1.50) 3.53 0.24 0.49
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (3.79) (0.00)(b) (0.85) (0.64)
Total Distributions to Shareholders
– (3.79) (0.00) (0.85) (0.64)
NET ASSET VALUE, End of Year
$ 6.78 $ 5.27 $ 10.56 $ 7.03 $ 7.64
TOTAL RETURN
28.65% (24.57)%(c) 50.21% 1.58% 9.07%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 6,334 $ 4,621 $ 2,933 $ 3,133 $ 715
Ratios to Average Net Assets:
Net investment loss (1.31)% (2.40)% (2.52)% (2.36)% (0.99)%
Net expenses 2.75% 2.75% 2.75% 2.75% 2.75%
Brokerage fees 0.04% 0.02% 0.02% 0.09% 0.14%
Net expenses without brokerage fees 2.71% 2.73% 2.73% 2.66% 2.61%
Gross expenses (d) 4.17% 4.41% 4.74% 6.53% 8.24%
PORTFOLIO TURNOVER RATE (e) 1,180% 2,774% 1,782% 875% 963%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Total return includes the impact of the net gain from reimbursement by affiliate. Absent this reimbursement, total return would have been (24.71)%.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements.
(e) Short term cash instruments and derivative instruments such as futures contracts are excluded from the portfolio turnover rate calculation.

ABR 75/25 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Years Ended July 31, August 3, 2020 (a)
Through
July 31, 2021 2023 2022
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 8.11 $ 11.79 $ 10.00
INVESTMENT OPERATIONS
Net investment loss (b) (0.01) (0.15) (0.16)
Net realized and unrealized gain (loss)
1.22 (1.50) 1.95
Total from Investment Operations
1.21 (1.65) 1.79
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (2.03) –
Total Distributions to Shareholders
– (2.03) –
NET ASSET VALUE, End of Period
$ 9.32 $ 8.11 $ 11.79
TOTAL RETURN
14.92% (17.88)% 17.90%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 253,418 $ 307,247 $ 314,576
Ratios to Average Net Assets:
Net investment loss (0.11)% (1.48)% (1.53)%(d)
Net expenses 1.75% 1.75% 1.75%(d)
Brokerage fees 0.00% 0.00% 0.00%(d)
Net expenses without brokerage fees 1.75% 1.75% 1.75%(d)
Gross expenses (e) 2.78% 2.74% 2.78%(d)
PORTFOLIO TURNOVER RATE (f) 1,286% 2,720% 1,622%(c)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.
(f) Short term cash instruments and derivative instruments such as futures contracts are excluded from the portfolio turnover rate calculation.

ABR 75/25 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Years Ended July 31, August 5, 2020 (a)
Through
July 31, 2021 2023 2022
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period
$ 8.05 $ 11.75 $ 10.00
INVESTMENT OPERATIONS
Net investment loss (b) (0.03) (0.18) (0.19)
Net realized and unrealized gain (loss)
1.21 (1.49) 1.94
Total from Investment Operations
1.18 (1.67) 1.75
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (2.03) –
Total Distributions to Shareholders
– (2.03) –
NET ASSET VALUE, End of Period
$ 9.23 $ 8.05 $ 11.75
TOTAL RETURN
14.66% (18.15)% 17.50%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 17,928 $ 19,802 $ 23,096
Ratios to Average Net Assets:
Net investment loss (0.39)% (1.75)% (1.76)%(d)
Net expenses 2.00% 2.00% 2.00%(d)
Brokerage fees 0.00% 0.00% 0.00%(d)
Net expenses without brokerage fees 2.00% 2.00% 2.00%(d)
Gross expenses (e) 3.32% 3.18% 3.48%(d)
PORTFOLIO TURNOVER RATE (f) 1,286% 2,720% 1,622%(c)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.
(f) Short term cash instruments and derivative instruments such as futures contracts are excluded from the portfolio turnover rate calculation.

ABR Funds
NOTES TO FINANCIAL STATEMENTS
July 31, 2023

Note 1. Organization
The ABR Dynamic Blend Equity & Volatility Fund and ABR 50/50 Volatility Fund are diversified portfolios and the ABR 75/25
Volatility Fund (individually, a “Fund” and collectively, the “Funds”) is a non-diversified portfolio of Forum Funds II (the “Trust”). The
Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company
Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. Each Fund currently offers two classes of shares: Institutional Shares and Investor Shares.
Institutional Shares and Investor Shares commenced operations on August 3, 2015, and August 14, 2015, respectively, for the ABR
Dynamic Blend Equity & Volatility Fund; October 2, 2017 and October 11, 2017, respectively, for the ABR 50/50 Volatility Fund; and
August 3, 2020 and August 5, 2020, respectively, for the ABR 75/25 Volatility Fund. The ABR Dynamic Blend Equity & Volatility
Fund’s investment objective is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a benchmark index that measures the investment returns of a dynamic ratio of large-capitalization stocks and the volatility of large-capitalization stocks. The ABR 50/50 Volatility Fund and ABR 75/25 Volatility Fund’s investment objective is to seek long-term capital appreciation. Prior to December 1, 2020, the ABR 50/50 Volatility Fund was named ABR Dynamic Short Volatility Fund.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year.
Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser, as defined in Note 4, as each Fund’s valuation designee to perform any fair value determinations for securities and other assets held by each
Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of each Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information.
Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

ABR Funds
NOTES TO FINANCIAL STATEMENTS
July 31, 2023

Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as
Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of July 31, 2023, for each Fund’s investments is included in each Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Futures Contracts – Each Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract and these changes in value are settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of July 31, 2023, for each Fund, are disclosed in the Schedules of
Investments.
Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from
GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each
Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, each Fund did not incur any interest or penalties. Each Fund will file a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of July 31, 2023, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

ABR Funds
NOTES TO FINANCIAL STATEMENTS
July 31, 2023

The Funds' class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of each Fund.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes, each Fund may concentrate cash with each Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of July 31, 2023, the ABR Dynamic Blend Equity
& Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund had $83,700,974, $17,324,865, and $142,813,846,
respectively, at US Bank that exceeded the FDIC insurance limit.
Note 4. Fees and Expenses
Investment Adviser – ABR Dynamic Funds, LLC (the “Adviser”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 1.75%, 2.50%, and 2.50% of the average daily net assets of the ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund,
respectively.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the
“Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 of the Act. Under the Plan, each Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of each Fund’s average daily net assets of Investor Shares for providing distribution and/or shareholder services to the Funds. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration,
LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund.
The fees related to these services are included in Fund services fees and Transfer agent fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee receives an annual fee of $25,000 ($32,500 for the Chairman) for service to the Trust.
The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the
Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 5. Expenses Reimbursed and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses
After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 2.00% for Institutional Shares and 2.25% for Investor Shares of the ABR Dynamic Blend Equity & Volatility
Fund; 2.50% for Institutional Shares and 2.75% for Investor Shares of the ABR 50/50 Volatility Fund; and 1.75% for Institutional Shares
and 2.00% for Investor Shares of the ABR 75/25 Volatility Fund, through at least November 30, 2024. Other Fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the year ended July 31, 2023, fees waived and expenses reimbursed were as follows:

ABR Funds
NOTES TO FINANCIAL STATEMENTS
July 31, 2023

The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of July 31, 2023, $501,245,
$935,605 and $8,661,832 is subject to recapture by the Adviser for the ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50
Volatility Fund, and ABR 75/25 Volatility Fund, respectively. Other Waivers are not eligible for recoupment.
Note 6. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended July 31, 2023, were as follows:
Note 7. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The total notional value of transactions for the year ended July 31, 2023, for any derivative type that was held is as follows:
Each Fund’s use of derivatives during the year ended July 31, 2023, was limited to futures contracts.
Following is a summary of the effect of derivatives on the Statements of Assets and Liabilities as of July 31, 2023.
ABR Dynamic Blend Equity & Volatility Fund
ABR 50/50 Volatility Fund
ABR 75/25 Volatility Fund
* Balance is included in the deposits with broker for futures on the Statements of Assets and Liabilities.
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
ABR Dynamic Blend Equity & Volatility Fund $ 335,660 $ 29,156 $ 364,816
ABR 50/50 Volatility Fund 309,069 22,364 331,433
ABR 75/25 Volatility Fund 2,767,959 87,073 2,855,032
U.S. Government Obligations
Purchases Sales
ABR Dynamic Blend Equity & Volatility Fund $ – $ –
ABR 50/50 Volatility Fund 119,422,157 92,052,649
ABR 75/25 Volatility Fund 287,477,371 228,289,114
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
ABR 75/25
Volatility Fund
Futures Contracts $ 1,918,353,116 $ 1,394,145 $ 1,541,742,087
Location:
Equity
Contracts
Futures contracts:
Unrealized appreciation on futures* $ 4,307,935
Total futures contracts $ 4,307,935
Location:
Equity
Contracts
Futures contracts:
Unrealized appreciation on futures* $ 1,401,437
Total futures contracts $ 1,401,437
Location:
Equity
Contracts
Futures contracts:
Unrealized appreciation on futures* $ 7,880,828
Total futures contracts $ 7,880,828

ABR Funds
NOTES TO FINANCIAL STATEMENTS
July 31, 2023

Realized and unrealized gains and losses on derivatives contracts during the year ended July 31, 2023, by each Fund are recorded in the following locations on the Statements of Operations:
ABR Dynamic Blend Equity & Volatility Fund
ABR 50/50 Volatility Fund
ABR 75/25 Volatility Fund
Note 8. Federal Income Tax
As of July 31, 2023, the cost and components of net unrealized depreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
Location:
Equity
Contracts
Net realized gain (loss) on:
Futures $ 7,977,301
Total net realized gain (loss) $ 7,977,301
Net change in unrealized appreciation (depreciation) on:
Futures $ (10,755,514)
Total net change in unrealized appreciation (depreciation) $ (10,755,514)
Location:
Equity
Contracts
Net realized gain (loss) on:
Futures $ 20,551,180
Total net realized gain (loss) $ 20,551,180
Net change in unrealized appreciation (depreciation) on:
Futures $ (4,535,622)
Total net change in unrealized appreciation (depreciation) $ (4,535,622)
Location:
Equity
Contracts
Net realized gain (loss) on:
Futures $ 57,012,821
Total net realized gain (loss) $ 57,012,821
Net change in unrealized appreciation (depreciation) on:
Futures $ (21,783,961)
Total net change in unrealized appreciation (depreciation) $ (21,783,961)
Tax Cost of Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Depreciation
ABR Dynamic Blend Equity & Volatility Fund $ – $ – $ – $ –
ABR 50/50 Volatility Fund 27,213,623 – (1,018,231) (1,018,231)
ABR 75/25 Volatility Fund 58,618,253 25,098 (2,283,416) (2,258,318)
Ordinary Income Long-Term Capital Gain Total
ABR Dynamic Blend Equity & Volatility Fund
2023 $ – $ – $ –
2022 4,936,258 16,217,894 21,154,152
ABR 50/50 Volatility Fund
2023 – – –
2022 14,089,983 20,488,638 34,578,621
ABR 75/25 Volatility Fund
2023 – – –
2022 26,539,047 43,488,339 70,027,386

ABR Funds
NOTES TO FINANCIAL STATEMENTS
July 31, 2023

As of July 31, 2023, distributable earnings (accumulated loss) on a tax basis for the Funds were as follows:
For tax purposes, the current year late-year ordinary loss was $658,793, $365,439 and $652,842 for the ABR Dynamic Blend Equity &
Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund, respectively, (realized during the period January 1, 2023 through July 31, 2023). These losses will be recognized for tax purposes on the first business day of each Fund’s next fiscal year, August
1, 2023.
As of July 31, 2023, the ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund had
$28,528,563, $8,202,139, and $43,277,900, respectively, of available long-term capital loss carryforwards and $19,019,041, $6,381,507, and $30,547,144, respectively, of available short-term capital loss carryforwards that have no expiration date.
On the Statements of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended July 31, 2023. The following reclassifications were the result of net operating losses and have no impact on the net assets of the Fund.
Note 9. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update 2022-03, which amends Fair Value
Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”).
ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.
Note 10. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. In that respect, Management notes that, at the Board’s regularly scheduled meeting held on September 15, 2023, the Board approved the continuance of the Expense Cap for the Funds through the period ended November 30,
2024. There were no changes to the Expense Cap as compared to the terms described above, other than the extension of the duration.
Capital and Other
Losses Unrealized Depreciation Total
ABR Dynamic Blend Equity & Volatility Fund $ (48,206,397) $ – $ (48,206,397)
ABR 50/50 Volatility Fund (14,949,085) (1,018,231) (15,967,316)
ABR 75/25 Volatility Fund (74,477,886) (2,258,318) (76,736,204)
Distributable Earnings Paid-in-Capital
ABR Dynamic Blend Equity & Volatility Fund $ 2,542,094 $ (2,542,094)
ABR 50/50 Volatility Fund 1,227,501 (1,227,501)
ABR 75/25 Volatility Fund 3,128,592 (3,128,592)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund and
the Board of Trustees of Forum Funds II
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of ABR Dynamic Blend
Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund (the “Funds”), each a series of Forum Funds II, as of July 31, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of July 31, 2023, the results of their operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial statements and financial highlights for the years ended July 31, 2022, and prior, were audited by other auditors whose report dated September 27, 2022, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
September 28, 2023

ABR Funds
ADDITIONAL INFORMATION (Unaudited)
July 31, 2023

Investment Advisory Agreement Approval
At the June 9, 2023 Board meeting (the “June meeting”), the Board of Trustees of Forum Funds II (the “Board”), including the Trustees who are not “interested persons” of the Trust (“Independent Trustees”), met and considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Funds (the “Advisory Agreement”). In preparation for the June meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from the Adviser to a letter circulated on the Board's behalf concerning the Adviser’s personnel, operations, financial condition, performance, compensation and services provided to the Funds by the Adviser. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”), and, as necessary, with the Trust's administrator. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the June meeting, the Board reviewed, among other matters, the topics discussed below.
Nature, Extent & Quality of Services
Based on written materials received and the presentation from senior representatives of the Adviser regarding the personnel, operations, and financial condition of the Adviser, the Board considered the quality of services provided by the Adviser under the Advisory
Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds, as well as the investment philosophy and decision-making process of those professionals and the capability and integrity of the Adviser’s senior management and staff.
The Board also considered the adequacy of the Adviser’s resources and noted the Adviser’s representations that the firm is financially stable, has the operational capability and the necessary staffing and experience to continue providing quality investment advisory services to the Funds, and continued to devote resources to reinvestment in the Adviser’s business operations. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Funds, including the investment objective and strategy of each Fund, the Board reviewed the performance of each Fund compared to their respective benchmarks and compared to independent peer groups of funds identified by Strategic Insight, Inc. (“Strategic Insight”) as having characteristics similar to those of the Funds.
The Board observed that the ABR 75/25 Volatility Fund underperformed the FTSE 3-Month U.S. T-Bill Index, the ABR 75/25 Volatility
Fund’s primary benchmark index, for the one-year period ended March 31, 2023 and for the period since the ABR 75/25 Volatility
Fund’s inception on August 3, 2020. The Board also observed that the ABR 75/25 Volatility Fund underperformed the average of its
Strategic Insight peers for the one-year period ended March 31, 2023. The Board noted the Adviser’s representation that the ABR 75/25
Volatility Fund significantly outperformed the primary benchmark during the six-month period ended March 31, 2023, and performed in line with the Adviser’s expectations during the recent periods of market volatility, which demonstrated the effectiveness of the ABR
75/25 Volatility Fund’s investment strategy.
The Board observed that the ABR 50/50 Volatility Fund underperformed the FTSE 3-Month U.S. T-Bill Index, the ABR 50/50 Volatility
Fund’s primary benchmark index, for the one-year period ended March 31, 2023 and outperformed the primary benchmark for the three- and five-year periods ended March 31, 2023. The Board also observed that the ABR 50/50 Volatility Fund’s Institutional Shares outperformed the primary benchmark for the period since the ABR 50/50 Volatility Fund’s inception on October 2, 2017. The Board also observed that the ABR 50/50 Volatility Fund underperformed the average of its Strategic Insight peers for the one- and three-year periods ended March 31, 2023 and outperformed the average of its Strategic Insight peers for the five-year period ended March 31, 2023.
The Board also noted the Adviser’s representation that the ABR 50/50 Volatility Fund performed in line with the Adviser’s expectations during the recent periods of heightened market volatility, which demonstrated the effectiveness of the ABR 50/50 Volatility Fund’s investment strategy.

ABR Funds
ADDITIONAL INFORMATION (Unaudited)
July 31, 2023

The Board observed that the ABR Dynamic Blend Equity & Volatility Fund underperformed its primary benchmark index, the S&P 500
Index, for the one-, three-, and five-year periods ended March 31, 2023, and for the period since the ABR Dynamic Blend Equity &
Volatility Fund’s inception on August 3, 2015. The Board noted the Adviser’s representation that the S&P 500 Index is not believed to provide the most representative comparison of the ABR Dynamic Blend Equity & Volatility Fund’s performance due to the unique nature of the ABR Dynamic Blend Equity & Volatility Fund’s investment strategy, including the fact that the ABR Dynamic Blend Equity
& Volatility Fund, unlike the S&P 500 Index, invests in securities other than equity securities, such as volatility instruments, and that market environment over the last 12 months was not favorable for the ABR Dynamic Blend Equity & Volatility Fund due to the period of record reversals in volatility without any extended trends higher or lower. The Board also noted the Adviser’s representation that the
ABR Dynamic Blend Equity & Volatility Fund follows a volatility trend-following model and, as such, the ABR Dynamic Blend Equity
& Volatility Fund is expected to produce lower returns during large trend changes and choppy, trendless markets, such as the 12-month period ended March 31, 2023.
The Board also observed that the ABR Dynamic Blend Equity & Volatility Fund underperformed the average of its Strategic Insight peers for the one- and three-year periods ended March 31, 2023 and outperformed the average of the Strategic Insight peers for the five-
year period ended March 31, 2023. The Board noted the Adviser’s representation that the unique nature of the ABR Dynamic Blend
Equity & Volatility Fund’s investment strategy resulted in a limited universe of peer funds and that the peer funds identified by Strategic
Insight were not believed to provide the most representative comparison due to the peer funds’ low correlation to the holdings in the
ABR Dynamic Blend Equity & Volatility Fund’s portfolio, which is index driven, and the differences in the peer funds’ approaches to managing volatility. The Board also noted the Adviser’s representation that the ABR Dynamic Blend Equity & Volatility Fund performed in line with the Adviser’s expectations during recent periods of market volatility, which demonstrated the effectiveness of the
Long Volatility Fund’s investment strategy.
In consideration of the Funds’ investment strategies and the foregoing performance information, among other relevant considerations, the Board determined that the Funds could benefit from the Adviser’s continued management of each Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Funds and analyzed comparative information on net advisory fee rates and net total expense ratios of the Funds’ respective Strategic Insight peer groups. The Board observed that, among other things, the net advisory fee rates and net total expense ratios for each of the Funds were higher than the median of their respective Strategic Insight peer groups.
The Board noted that the Adviser had imposed contractual expense caps, which required the Adviser to waive its advisory fees as necessary to ensure that each Fund’s expenses did not exceed the contractual cap, and that the Adviser had waived a portion of its advisory fees for each Fund during the period. The Board also noted the Adviser’s representation that the actual advisory fee rates charged to each Fund were commensurate with the services rendered to each Fund and that the advisory fee arrangements were believed by the Adviser to be competitive and consistent with expectations within the marketplace for the strategies.
Further, with respect to all of the Funds, the Board considered the structure of each Fund’s advisory fees, which do not include performance fees that can be charged by hedge funds and other vehicles with which the Funds may compete given the nature of the Funds’ investment strategies. Under these circumstances, the Board concluded that it was difficult to make meaningful comparisons between the Funds’
actual advisory fee rates and net expense ratios and those of the Funds’ respective Strategic Insight peers due to, among other things, variations between the strategies of the Funds and those provided to the Strategic Insight peer funds by their advisers.
Based on the foregoing and other applicable considerations, the Board concluded that the advisory fee rates to be charged to the Funds under the Advisory Agreement appeared to be reasonable under all of the facts and circumstances.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Funds.
In this regard, the Board considered the Adviser’s resources devoted to the Funds, as well as the Adviser’s discussion of the aggregate costs and profitability of its mutual fund activities. The Board noted the Adviser’s representation that it continued to waive its advisory fee as necessary to ensure each Fund’s expenses did not exceed the contractual expense cap. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Funds appeared to be reasonable in light of the nature, extent and quality of the services provided by the Adviser.

ABR Funds
ADDITIONAL INFORMATION (Unaudited)
July 31, 2023

Economies of Scale
The Board considered whether the Funds were benefitting, or may benefit in the future, from any economies of scale. In this regard, the
Board considered each Fund’s fee structure, asset size, net expense ratio, and the fees of comparable advisers, recognizing that an analysis of economies of scale is generally most relevant when a fund has achieved a substantial size. The Board reviewed relevant materials, including information and representations from the Adviser, in considering whether the use of breakpoints would be appropriate at this time, and the Board noted the existence of the Adviser’s ongoing expense limitation agreement obligations. The Board considered the
Adviser’s representation that the Adviser did not believe that any of the Funds had achieved scale to a degree warranting breakpoints in the advisory fees or reductions in the expense limitation agreements. Based on the foregoing and other relevant considerations, the Board concluded that the information presented generally supported the renewal of the Advisory Agreement at current fee levels.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation and other applicable considerations, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Independent Trustee Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory
Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Change in Independent Registered Public Accounting Firm
On March 9, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Funds, each a series of Forum Funds II. The Audit Committee of the Board of Directors approved the replacement of BBD as a result of Cohen & Company,
Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.
The reports of BBD on the financial statements of the Funds as of and for the fiscal years ended July 31, 2021 and July 31, 2022 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the years ended July 31, 2021 and July 31, 2022, and during the subsequent interim period through March 9, 2023,
(i) there were no disagreements between the Trust and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period, and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
The Trust requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of this letter is filed as an exhibit to Form N-CSR.
On March 17, 2023, the Audit Committee of the Board also recommended and approved the appointment of Cohen as the Funds'
independent registered public accounting firm for the fiscal year ending July 31, 2023.
During the fiscal years ended July 31, 2021 and July 31, 2022, and during the subsequent interim period through March 17, 2023, neither the Trust, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on each Fund’s financial statements, or any matter that was either, (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.

ABR Funds
ADDITIONAL INFORMATION (Unaudited)
July 31, 2023

Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each
Fund’s portfolio is available, without charge and upon request, by calling (855) 422-4518 and on the U.S. Securities and Exchange
Commission’s (the “SEC”) website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge and upon request, by calling (855) 422-4518 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Funds , you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor
Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February
1, 2023 through July 31, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

ABR Funds
ADDITIONAL INFORMATION (Unaudited)
July 31, 2023

Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust.
Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland,
Maine 04101. Each Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 422-4518.
Beginning
Account Value
February 1, 2023
Ending
Account Value
July 31, 2023
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
ABR Dynamic Blend Equity & Volatility Fund
Institutional Shares
Actual $ 1,000.00 $ 1,057.06 $ 10.20 2.00%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,014.88 $ 9.99 2.00%
Investor Shares
Actual $ 1,000.00 $ 1,055.73 $ 11.47 2.25%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,013.64 $ 11.23 2.25%
ABR 50/50 Volatility Fund
Institutional Shares
Actual $ 1,000.00 $ 1,141.92 $ 13.28 2.50%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,012.40 $ 12.47 2.50%
Investor Shares
Actual $ 1,000.00 $ 1,139.49 $ 14.59 2.75%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,011.16 $ 13.71 2.75%
ABR 75/25 Volatility Fund
Institutional Shares
Actual $ 1,000.00 $ 1,102.96 $ 9.12 1.75%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,016.12 $ 8.75 1.75%
Investor Shares
Actual $ 1,000.00 $ 1,101.43 $ 10.42 2.00%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,014.88 $ 9.99 2.00%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in Fund
Complex
Overseen
By Trustee
Other
Directorships
Held By
Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Chairman of the
Board; Trustee;
Chairman,
Nominating
Committee and
Qualified Legal
Compliance
Committee
Since 2013 Director, Blue Sky Experience (a
charitable endeavor), since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm), 1998-
2008.
3 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Mark D. Moyer
Born: 1959
Trustee; Chairman
Audit Committee
Since 2013 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy), 2017-2021;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017.
3 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Jennifer
Brown-Strabley
Born: 1964
Trustee Since 2013 Principal, Portland Global Advisors (a
registered investment adviser), 1996-
2010.
3 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.

ABR Funds
ADDITIONAL INFORMATION (Unaudited)
July 31, 2023

(1)
Karen Shaw is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as Treasurer of the
Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in Fund
Complex
Overseen
By Trustee
Other
Directorships
Held By
Trustee During
Past Five Years
Interested Trustees
(1)
Karen Shaw
Born: 1972
Trustee Since 2023 Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services 2008-
2019.
3 Trustee, Forum
Funds, Trustee, U.S.
Global Investors
Funds.
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Zachary Tackett
Born: 1988
President; Principal Executive
Officer; Anti-Money Laundering
Compliance Officer; Identity Theft
Prevention Officer
President and Principal
Executive Officer since 2023;
Anti-Money Laundering
Compliance Officer and
Identity Theft Prevention
Officer since 2015
Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Lindsey Dorval
Born: 1981
Vice President; Secretary Since 2023 Counsel, Apex Fund Services since 2020.

ABR Funds
FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 422-4518 (toll free)
INVESTMENT ADVISER
ABR Dynamic Funds, LLC
17 State Street, Suite 725
New York, NY 10004
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information. For the most recent month-end performance and current fund prices, please call (855) 422-4518.
227-ANR-0723

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds II (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)

There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)

There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)

Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $42,000 in 2022 and $52,200 in 2023.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2022 and $0 in 2023.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $9,000 in 2022 and $9,300 in 2023.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2022 and $0 in 2023.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2022 and $0 in 2023.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

TEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(a)(4) Change in Independent Registered Public Accounting Firm (Exhibit filed herewith).

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date	September 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date	September 26, 2023

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	September 26, 2023